Investments - Mortgages by Year of Origination (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Investment [Line Items]
Total Commercial mortgage loans	$ 8,933.2	[1]	$ 8,666.2	[1]	$ 8,695.5	[1]
Year of Origination 2013
Investment [Line Items]
Total Commercial mortgage loans	1,028.7	[1]	0	[1]
Year Of Origination 2012
Investment [Line Items]
Total Commercial mortgage loans	1,783.6	[1]	1,821.0	[1]	0
Year Of Origination 2011
Investment [Line Items]
Total Commercial mortgage loans	1,893.8	[1]	1,940.8	[1]	1,998.0
Year Of Origination 2010
Investment [Line Items]
Total Commercial mortgage loans	414.6	[1]	429.9	[1]	598.5
Year Of Origination 2009
Investment [Line Items]
Total Commercial mortgage loans	173.9	[1]	175.1	[1]	226.3
Year Of Origination 2008
Investment [Line Items]
Total Commercial mortgage loans	517.0	[1]	725.1	[1]	1,026.8
Year of Origination 2007 and Prior
Investment [Line Items]
Total Commercial mortgage loans	3,121.6	[1]	3,574.3	[1]
Year of Origination 2007
Investment [Line Items]
Total Commercial mortgage loans			689.2		1,141.6
Year of Origination 2006 and Prior
Investment [Line Items]
Total Commercial mortgage loans			$ 2,885.1		$ 3,704.3

[1]	Balances do not include allowance for mortgage loan credit losses.